Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023
Disclosure of operating segments [line items]
Net interest income	$ 6,623	$ 6,099	$ 12,955	$ 12,301
Non-interest income	7,531	6,346	14,684	13,501
Total revenue	14,154	12,445	27,639	25,802
Provision for credit losses	920	600	1,733	1,132
Non-interest expense	8,308	7,400	16,632	14,989
Income (loss) before income taxes	4,926	4,445	9,274	9,681
Income taxes (recoveries)	976	765	1,742	2,868
Net income	3,950	3,680	7,532	6,813
Non-interest expense includes:
Depreciation and amortization	711	696	1,383	1,373
Total assets	2,031,050		2,031,050		$ 2,006,531
Total liabilities	1,909,446		1,909,446		1,891,384
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	4,400	3,817	8,616	7,824
Non-interest income	1,590	1,481	3,168	3,015
Total revenue	5,990	5,298	11,784	10,839
Provision for credit losses	754	422	1,388	823
Non-interest expense	2,428	2,257	4,767	4,486
Income (loss) before income taxes	2,808	2,619	5,629	5,530
Income taxes (recoveries)	757	704	1,517	1,489
Net income	2,051	1,915	4,112	4,041
Non-interest expense includes:
Depreciation and amortization	280	240	515	481
Total assets	729,204		729,204		636,046
Total liabilities	729,106		729,106		635,952
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,136	1,089	2,286	2,305
Non-interest income	3,482	3,305	6,869	6,649
Total revenue	4,618	4,394	9,155	8,954
Provision for credit losses	27	28	38	94
Non-interest expense	3,653	3,447	7,421	6,881
Income (loss) before income taxes	938	919	1,696	1,979
Income taxes (recoveries)	169	200	321	430
Net income	769	719	1,375	1,549
Non-interest expense includes:
Depreciation and amortization	309	312	620	613
Total assets	176,140		176,140		179,227
Total liabilities	174,502		174,502		177,389
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	298	272	661	426
Total revenue	298	272	661	426
Provision for credit losses			1
Non-interest expense	69	65	140	135
Income (loss) before income taxes	229	207	520	291
Income taxes (recoveries)	52	37	123	54
Net income	177	170	397	237
Non-interest expense includes:
Depreciation and amortization	(1)	16	3	24
Total assets	27,715		27,715		24,130
Total liabilities	27,681		27,681		24,895
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	764	951	1,425	1,743
Non-interest income	2,390	1,711	4,680	4,065
Total revenue	3,154	2,662	6,105	5,808
Provision for credit losses	137	150	304	215
Non-interest expense	1,722	1,510	3,364	3,211
Income (loss) before income taxes	1,295	1,002	2,437	2,382
Income taxes (recoveries)	33	40	21	179
Net income	1,262	962	2,416	2,203
Non-interest expense includes:
Depreciation and amortization	130	128	254	255
Total assets	1,011,787		1,011,787		1,100,172
Total liabilities	1,011,172		1,011,172		1,099,893
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	323	242	628	429
Non-interest income	(229)	(423)	(694)	(654)
Total revenue	94	(181)	(66)	(225)
Provision for credit losses	2		2
Non-interest expense	436	121	940	276
Income (loss) before income taxes	(344)	(302)	(1,008)	(501)
Income taxes (recoveries)	(35)	(216)	(240)	716
Net income	(309)	$ (86)	(768)	$ (1,217)
Non-interest expense includes:
Depreciation and amortization	(7)		(9)
Total assets	86,204		86,204		66,956
Total liabilities	$ (33,015)		$ (33,015)		$ (46,745)